Equity Earnings (Loss) of Joint Ventures (Details 2) (VAST LLC, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
VAST LLC
Schedule Of Investments In Joint Venture [Line Items]
Sales	$ 231	$ 141	$ 170
Purchases from VAST LLC	233	219	207
Expenses charged to VAST LLC	743	517	286
Expenses charged from VAST LLC	1,261	729	699
Accounts receivable from VAST LLC	119	143
Long-term loan receivable from VAST LLC	285
Accounts payable to VAST LLC	$ 98	$ 128